COMMITMENTS AND CONTINGENCIES	12 Months Ended
Sep. 30, 2011
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]
22.	COMMITMENTS AND CONTINGENCIES

(a)	Capital commitments

As of September 30, 2010 and 2011, capital commitments for the purchase of long-term assets are as follows:

	September 30,
	2010	2011
	RMB	RMB

Equipment	5,251	9
Plant and building construction	5,362	15,353
Technology use right	1,210	730
Project of gene modification	5,000	5,000

	16,823	21,092

(b)	Operating lease

The Company acquired certain land use rights for seed development and office premises under non-cancellable leases. Rental expenses under operating leases for the years ended September 30, 2009, 2010 and 2011 were RMB6,029, RMB3,614 and RMB5,310 respectively.

As of September 30, 2011, the Company was obligated under operating leases requiring minimum rental as follows:

RMB
Year ending September 30,

2012	2,354
2013	1,956
2014	1,170
2015	1,139
2016	1,133
Thereafter	6,881

14,633
(c)	Contingent tax liabilities

The Company assesses the contingent tax liabilities that may arise from the Share Exchange Transaction (note 1) and considers such contingent tax liabilities are more-likely-than-not. As of September 30, 2010 and 2011, contingent tax liabilities of RMB39,059 including late payment penalty and interest was included in the income tax payable in the accompanying consolidated balance sheet. The contingent tax was charged to the equity because the assumption of such liabilities by the Company was part of the recapitalization in connection with the Share Exchange Transaction. The Company does not expect to incur tax liabilities at the higher end of the range which were estimated to be in the range RMB39,059 to RMB64,218, based on the information currently available.

During 2009, the Company began a fresh review of the contingent tax position by requesting and receiving alternate U.S. tax counsel on the above matter.  On September 23, 2010, the Company filed a revised 2005 tax return to the United States Internal Revenue Service, or IRS in a way to rectify the previously filed tax return regarding this tax liability. The IRS has not responded to the tax filing either directly or with any paperwork as of the date of this filing.  While the timeline for the IRS to question on the tax return is generally three years, this matter may take a prolonged period of time to resolve depending on the return time from IRS and the necessity of future appeals or re-evaluation.  No material changes have occurred as of September 30, 2011.